Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 2,493,218	$ 358,128	¥ 3,149,614	¥ 2,830,987
Cost of sales	(2,265,418)	(325,407)	(2,779,768)	(2,449,399)
Gross profit	227,800	32,721	369,846	381,588
Other income, gain and loss	17,320	2,488	16,089	21,171
Net exchange gain (loss)	494	71	1,250	(3,521)
Selling and distribution costs	(155,308)	(22,309)	(174,774)	(173,800)
Research and development expenses	(56,841)	(8,165)	(51,760)	(57,419)
Administrative expenses	(121,647)	(17,473)	(144,454)	(130,203)
Finance costs	(24,435)	(3,510)	(23,210)	(21,375)
Profit (loss) before taxation	(112,617)	(16,177)	(7,013)	16,441
Income tax (expense) credit	7,747	1,113	(969)	(7,389)
Profit (loss) and total comprehensive income (loss) for the year	(104,870)	(15,064)	(7,982)	9,052
Profit (loss) and total comprehensive (loss) profit attributable to:
Owners of the Company	¥ (104,870)	$ (15,064)	¥ (7,982)	¥ 9,052
Earnings (loss) per Share
Basic | (per share)	¥ (0.51)	$ (0.07)	¥ 0.04	¥ 0.04
Diluted | (per share)	¥ (0.51)	$ (0.07)	¥ (0.04)	¥ 0.04